Other financial assets and liabilities (Details Narrative) - Securities Loan Agreement [Member]	Feb. 21, 2025 shares
Number of loaned shares issued	500,000
Ms Tang [Member]
Stock Issued During Period, Shares, New Issues	500,000
Nogle Ventures Limited [Member]
Number of loaned shares issued	200.0000
Opus Investments Pte Limited [Member]
Number of loaned shares issued	1,900,000